INTEREST EXPENSE	12 Months Ended
Mar. 31, 2022
INTEREST EXPENSE
INTEREST EXPENSE

25. INTEREST EXPENSE

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Interest expense on leases	(1,091,800)	(301,503)
Interest expense on CEBA loan	(4,543)	(1,793)
Total interest expense	(1,096,343)	(303,296)